Information by Segment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Segment Assets And Segment Liabilities [Abstract]
Summary of Assets and Liabilities by Segment

The following tables present details of this information by segment:

32.2 Generation, distribution and others

Line of Business	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2017	12-31-2016	12-31-2017	12-31-2016	12-31-2017	12-31-2016	12-31-2017	12-31-2016
ASSETS	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS	662,804,360	543,372,955	261,378,069	245,122,733	135,159,356	78,031,249	1,059,341,785	866,526,937
Cash and cash equivalents	211,027,141	114,486,479	42,594,390	23,378,615	165,834,495	108,134,098	419,456,026	245,999,192
Other current financial assets	20,523,276	487,106	61,887	47,517	41,899	49,621	20,627,062	584,244
Other current non-financial assets	2,167,272	4,409,288	3,434,462	11,091,061	400,408	331,137	6,002,142	15,831,486
Trade and other current receivables	218,178,007	260,440,086	197,011,114	180,290,279	4,563,165	4,341,491	419,752,286	445,071,856
Current accounts receivable from related companies	109,797,820	82,727,781	6,305,806	8,895,440	(44,247,580)	(38,764,837)	71,856,046	52,858,384
Inventories	31,740,903	33,390,799	3,049,576	1,878,072	4,896,463	2,270,725	39,686,942	37,539,596
Current tax assets	65,164,708	34,438,408	8,920,834	19,541,749	3,670,506	1,669,014	77,756,048	55,649,171
Non-current assets classified as held for sale	4,205,233	12,993,008	—	—	—	—	4,205,233	12,993,008

NON-CURRENT ASSETS	2,891,657,830	2,856,309,537	893,633,579	829,203,115	850,139,814	846,671,423	4,635,431,223	4,532,184,075
Other non-current financial assets	33,391,398	28,802,569	26,806	24,973	—	—	33,418,204	28,827,542
Other non-current non-financial assets	12,853,460	12,318,444	959,679	1,019,050	—	(1,342)	13,813,139	13,336,152
Trade and other non-current receivables	1,032,922	6,788,437	34,272,234	24,978,209	877,243	1,733,459	36,182,399	33,500,105
Investments accounted for using the equity method	12,707,221	18,738,198	—	60,325	—	(60,325)	12,707,221	18,738,198
Intangible assets other than goodwill	18,607,972	19,266,874	34,236,891	25,430,420	2,326,041	(226,544)	55,170,904	44,470,750
Goodwill	24,860,356	24,860,356	2,240,478	2,240,478	860,156,821	860,156,821	887,257,655	887,257,655
Property, plant and equipment	2,788,204,501	2,726,838,536	821,234,672	774,999,730	(23,752,036)	(25,709,632)	3,585,687,137	3,476,128,634
Investment property	—	—	—	—	8,356,772	8,128,522	8,356,772	8,128,522
Deferred tax assets	—	18,696,123	662,819	449,930	2,174,973	2,650,464	2,837,792	21,796,517

TOTAL ASSETS	3,554,462,190	3,399,682,492	1,155,011,648	1,074,325,848	985,299,170	924,702,672	5,694,773,008	5,398,711,012

Line of Business	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2017	12-31-2016	12-31-2017	12-31-2016	12-31-2017	12-31-2016	12-31-2017	12-31-2016
LIABILITIES AND EQUITY	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES	543,356,500	555,777,465	408,687,871	259,684,837	(135,227,725)	(58,215,655)	816,816,646	757,246,647
Other current financial liabilities	18,815,434	25,696,064	14	102	—	—	18,815,448	25,696,166
Trade and other current payables	329,448,226	341,088,664	189,458,076	151,549,875	75,592,304	68,866,744	594,498,606	561,505,283
Current accounts payable to related companies	122,862,944	121,018,039	207,909,593	96,520,909	(211,159,565)	(127,110,019)	119,612,972	90,428,929
Other current provisions	5,296,635	6,493,428	—	104	339,536	—	5,636,171	6,493,532
Current tax liabilities	66,933,261	61,457,940	94,246	113,855	—	27,620	67,027,507	61,599,415
Other current non-financial liabilities	—	23,330	11,225,942	11,499,992	—	—	11,225,942	11,523,322

NON-CURRENT LIABILITIES	1,022,091,736	1,114,144,775	61,965,918	106,283,505	6,937,051	(41,957,557)	1,090,994,705	1,178,470,723
Other non-current financial liabilities	781,978,145	854,016,751	—	—	—	—	781,978,145	854,016,751
Trade and other non-current payables	632,642	1,453,022	27,182	30,091	—	—	659,824	1,483,113
Non-current accounts payable to related companies	318,518	251,527	—	50,000,180	—	(50,000,180)	318,518	251,527
Other long-term provisions	63,992,567	57,325,914	14,430,270	5,780,994	—	—	78,422,837	63,106,908
Deferred tax liabilities	160,293,916	185,277,004	18,786,185	20,502,853	(6,856,420)	(6,415,063)	172,223,681	199,364,794
Non-current provisions for employee benefits	14,875,948	15,820,557	28,412,505	29,655,884	13,793,471	14,457,686	57,081,924	59,934,127
Other non-current non-financial liabilities	—	—	309,776	313,503	—	—	309,776	313,503

EQUITY	1,989,013,954	1,729,760,252	684,357,859	708,357,506	1,113,589,844	1,024,875,884	3,786,961,657	3,462,993,642
Equity attributable to Enel Chile	1,989,013,954	1,729,760,252	684,357,859	708,357,506	1,113,589,844	1,024,875,884	2,983,384,010	2,763,391,288
Issued capital	552,777,321	552,777,321	230,137,980	230,137,980	1,446,193,674	1,446,193,674	2,229,108,975	2,229,108,975
Retained earnings	1,398,018,156	1,199,429,221	769,928,443	794,856,204	(416,341,016)	(424,910,134)	1,751,605,583	1,569,375,291
Share Premium	85,511,492	—	354,220	—	(85,865,712)		—	—
Other reserves	(47,293,015)	(22,446,290)	(316,062,784)	(316,636,678)	169,602,898	3,592,344	(997,330,548)	(1,035,092,978)
Non-controlling interests	—	—	—	—	—	—	803,577,647	699,602,354

Total Liabilities and Equity	3,554,462,190	3,399,682,492	1,155,011,648	1,074,325,848	985,299,170	924,702,672	5,694,773,008	5,398,711,012

Summary of Comprehensive Income by Segment
Line of Business	Generation			Distribution			Holdings, eliminations and others			Total
	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015
STATEMENT OF COMPREHENSIVE INCOME	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
REVENUES AND OTHER OPERATING INCOME	1,634,937,087	1,659,727,329	1,543,812,461	1,333,027,456	1,315,760,852	1,257,732,165	(438,617,665)	(433,921,362)	(402,515,486)	2,529,346,878	2,541,566,819	2,399,029,140
Revenues	1,599,032,140	1,639,959,816	1,539,991,519	1,328,791,205	1,310,175,226	1,247,900,614	(437,353,167)	(434,291,162)	(403,598,944)	2,490,470,178	2,515,843,880	2,384,293,189
Energy sales	1,457,671,722	1,516,688,442	1,474,818,366	1,186,795,410	1,172,700,558	1,112,912,836	(376,007,978)	(376,745,382)	(340,367,445)	2,268,459,154	2,312,643,618	2,247,363,757
Other sales	94,452,287	64,638,599	24,293,133	12,741,568	8,968,859	7,769,616	168,942	—	(5,225)	107,362,797	73,607,458	32,057,524
Other services rendered	46,908,131	58,632,775	40,880,020	129,254,227	128,505,809	127,218,162	(61,514,131)	(57,545,780)	(63,226,274)	114,648,227	129,592,804	104,871,908
Other operating income	35,904,947	19,767,513	3,820,942	4,236,251	5,585,626	9,831,551	(1,264,498)	369,800	1,083,458	38,876,700	25,722,939	14,735,951
RAW MATERIALS AND CONSUMABLES USED	(903,978,006)	(895,060,114)	(880,891,222)	(1,062,076,646)	(1,042,329,385)	(983,732,902)	444,899,135	439,969,919	382,638,565	(1,521,155,517)	(1,497,419,580)	(1,481,985,559)
Energy purchases	(346,954,692)	(335,731,822)	(320,731,795)	(938,067,783)	(936,965,119)	(881,589,779)	382,587,604	380,950,057	342,118,393	(902,434,871)	(891,746,884)	(860,203,181)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,995)	—	—	—	—	—	—	(280,739,362)	(295,148,838)	(327,502,995)
Transportation expenses	(152,869,838)	(192,502,995)	(179,691,471)	(63,009,956)	(60,454,433)	(60,901,746)	60,000,545	57,834,310	58,140,062	(155,879,249)	(195,123,118)	(182,453,155)
Other miscellaneous supplies and services	(123,414,114)	(71,676,459)	(52,964,961)	(60,998,907)	(44,909,833)	(41,241,377)	2,310,986	1,185,552	(17,619,890)	(182,102,035)	(115,400,740)	(111,826,228)
CONTRIBUTION MARGIN	730,959,081	764,667,215	662,921,239	270,950,810	273,431,467	273,999,263	6,281,470	6,048,557	(19,876,921)	1,008,191,361	1,044,147,239	917,043,581
Other work performed by the entity and capitalized	7,226,484	9,758,304	15,250,811	6,630,130	6,338,547	5,753,242	532,373	1	—	14,388,987	16,096,852	21,004,053
Employee benefits expense	(54,222,470)	(60,350,072)	(70,969,357)	(38,449,551)	(35,557,457)	(32,454,962)	(28,831,756)	(28,190,899)	(33,130,402)	(121,503,777)	(124,098,428)	(136,554,721)
Other expenses	(102,821,020)	(119,303,215)	(90,327,960)	(61,942,592)	(52,077,948)	(62,182,651)	2,939,538	612,026	26,653,214	(161,824,074)	(170,769,137)	(125,857,397)
GROSS OPERATING INCOME	581,142,075	594,772,232	516,874,733	177,188,797	192,134,609	185,114,892	(19,078,375)	(21,530,315)	(26,354,109)	739,252,497	765,376,526	675,635,516
Depreciation and amortization expense	(117,337,553)	(132,600,381)	(124,835,559)	(36,685,324)	(30,399,304)	(29,082,449)	1,338,771	1,339,075	716,346	(152,684,106)	(161,660,610)	(153,201,662)
Impairment losses (reversal of impairment losses) recognized in profit or loss	55,494	(30,785,531)	9,793,653	(7,993,311)	(5,141,179)	(6,738,750)	—	—	—	(7,937,817)	(35,926,710)	3,054,903
OPERATING INCOME	463,860,016	431,386,320	401,832,827	132,510,162	156,594,126	149,293,693	(17,739,604)	(20,191,240)	(25,637,763)	578,630,574	567,789,206	525,488,757
FINANCIAL RESULT	(36,610,248)	(35,678,632)	(114,252,182)	6,411,837	8,579,316	12,294,531	7,783,757	6,616,146	4,088,867	(22,414,654)	(20,483,170)	(97,868,784)
Financial income	5,273,672	6,150,751	234,822	12,894,635	14,289,185	13,308,032	3,494,381	2,665,965	1,727,315	21,662,688	23,105,901	15,270,169
Cash and cash equivalents	3,077,708	2,150,797	152,518	1,975,564	1,680,365	634,961	3,323,751	—	1,778,538	8,377,023	3,831,162	2,566,017
Other financial income	2,195,964	3,999,954	82,304	10,919,071	12,608,820	12,673,071	170,630	2,665,965	(51,223)	13,285,665	19,274,739	12,704,152
Financial costs	(50,851,829)	(55,701,778)	(64,206,719)	(7,094,366)	(6,488,659)	(1,801,829)	4,435,313	3,991,055	(692,150)	(53,510,882)	(58,199,382)	(66,700,698)
Bank borrowings	(261)	(2,033,835)	(129,350)	(12,299)	(476)	(1,659)	(25)	—	(494)	(12,585)	(2,034,311)	(131,503)
Secured and unsecured obligations	(42,708,253)	(44,268,489)	(51,697,708)	—	—	—	—	—	—	(42,708,253)	(44,268,489)	(51,697,708)
Other	(8,143,315)	(9,399,454)	(12,379,661)	(7,082,067)	(6,488,183)	(1,800,170)	4,435,338	3,991,055	(691,656)	(10,790,044)	(11,896,582)	(14,871,487)
Profit (loss) from indexed assets and liabilities	145,608	606,075	3,600,187	761,262	974,891	973,087	9,796	50,874	265,803	916,666	1,631,840	4,839,077
Foreign currency exchange differences	8,822,301	13,266,320	(53,880,472)	(149,694)	(196,101)	(184,759)	(155,733)	(91,748)	2,787,899	8,516,874	12,978,471	(51,277,332)
Positive	19,563,838	48,546,664	26,738,738	58,288	609,359	(235,571)	134,942	65,643	3,930,935	19,757,068	49,221,666	30,434,102
Negative	(10,741,537)	(35,280,344)	(80,619,210)	(207,982)	(805,460)	50,812	(290,675)	(157,391)	(1,143,036)	(11,240,194)	(36,243,195)	(81,711,434)
Share of profit of associates accounted for using the equity method	(2,696,904)	7,878,201	8,905,045	—	1,818	5,248	—	(1,819)	(5,248)	(2,696,904)	7,878,200	8,905,045
Other gains (losses)	113,088,869	121,490,974	4,015,401	157,458	(831)	14,660,351	(5,131)	(81)	1,379,993	113,241,196	121,490,062	20,055,745
Gain (loss) from other investments	105,462,769	121,457,430	4,309,205	4,026	(831)	—	(5,131)	(81)	(346)	105,461,664	121,456,518	4,308,859
Gain (loss) from the sale of property, plant and equipment	7,626,100	33,544	(293,804)	153,432	—	14,660,351	—	—	1,380,339	7,779,532	33,544	15,746,886
Income before tax	537,641,733	525,076,863	300,501,091	139,079,457	165,174,429	176,253,823	(9,960,978)	(13,576,994)	(20,174,151)	666,760,212	676,674,298	456,580,763
Income tax	(112,099,519)	(83,216,935)	(76,655,819)	(34,030,322)	(32,589,362)	(36,956,051)	2,787,540	4,403,115	3,999,271	(143,342,301)	(111,403,182)	(109,612,599)
Net income from continuing operations	425,542,214	441,859,928	223,845,272	105,049,135	132,585,067	139,297,772	(7,173,438)	(9,173,879)	(16,174,880)	523,417,911	565,271,116	346,968,164
Net income from discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—
NET INCOME	425,542,214	441,859,928	223,845,272	105,049,135	132,585,067	139,297,772	(7,173,438)	(9,173,879)	(16,174,880)	523,417,911	565,271,116	346,968,164
Net income attributable to:	425,542,214	441,859,928	223,845,272	105,049,135	132,585,067	139,297,772	(7,173,438)	(9,173,879)	(16,174,880)	523,417,911	565,271,116	346,968,164
Shareholders of Enel Chile	—	—	—	—	—	—	—	—	—	349,382,642	384,159,865	251,838,410
Non-controlling interests	—	—	—	—	—	—	—	—	—	174,035,269	181,111,251	95,129,754

Line of Business	Generation			Distribution			Holdings, eliminations and others			Total
	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015
STATEMENT OF CASH FLOWS	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash flows from (used in) operating activities	488,157,362	490,177,558	428,211,622	170,628,958	148,354,968	194,756,025	(23,182,620)	(23,847,670)	(46,436,120)	635,613,720	614,684,856	576,531,527
Cash flows from (used in) investing activities	(91,867,647)	(34,631,759)	(255,251,615)	(74,464,531)	(55,007,620)	(82,947,418)	19,886,401	26,150,787	41,457,686	(146,465,777)	(63,488,592)	(296,741,347)
Cash flows from (used in) financing activities	(301,835,211)	(374,835,378)	(175,094,207)	(76,923,085)	(88,519,047)	(98,304,569)	61,162,775	17,487,453	(43,674)	(317,595,521)	(445,866,972)	(273,442,450)

Summary of Cash Flow by Segment
Line of Business	Generation			Distribution			Holdings, eliminations and others			Total
	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015
STATEMENT OF COMPREHENSIVE INCOME	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
REVENUES AND OTHER OPERATING INCOME	1,634,937,087	1,659,727,329	1,543,812,461	1,333,027,456	1,315,760,852	1,257,732,165	(438,617,665)	(433,921,362)	(402,515,486)	2,529,346,878	2,541,566,819	2,399,029,140
Revenues	1,599,032,140	1,639,959,816	1,539,991,519	1,328,791,205	1,310,175,226	1,247,900,614	(437,353,167)	(434,291,162)	(403,598,944)	2,490,470,178	2,515,843,880	2,384,293,189
Energy sales	1,457,671,722	1,516,688,442	1,474,818,366	1,186,795,410	1,172,700,558	1,112,912,836	(376,007,978)	(376,745,382)	(340,367,445)	2,268,459,154	2,312,643,618	2,247,363,757
Other sales	94,452,287	64,638,599	24,293,133	12,741,568	8,968,859	7,769,616	168,942	—	(5,225)	107,362,797	73,607,458	32,057,524
Other services rendered	46,908,131	58,632,775	40,880,020	129,254,227	128,505,809	127,218,162	(61,514,131)	(57,545,780)	(63,226,274)	114,648,227	129,592,804	104,871,908
Other operating income	35,904,947	19,767,513	3,820,942	4,236,251	5,585,626	9,831,551	(1,264,498)	369,800	1,083,458	38,876,700	25,722,939	14,735,951
RAW MATERIALS AND CONSUMABLES USED	(903,978,006)	(895,060,114)	(880,891,222)	(1,062,076,646)	(1,042,329,385)	(983,732,902)	444,899,135	439,969,919	382,638,565	(1,521,155,517)	(1,497,419,580)	(1,481,985,559)
Energy purchases	(346,954,692)	(335,731,822)	(320,731,795)	(938,067,783)	(936,965,119)	(881,589,779)	382,587,604	380,950,057	342,118,393	(902,434,871)	(891,746,884)	(860,203,181)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,995)	—	—	—	—	—	—	(280,739,362)	(295,148,838)	(327,502,995)
Transportation expenses	(152,869,838)	(192,502,995)	(179,691,471)	(63,009,956)	(60,454,433)	(60,901,746)	60,000,545	57,834,310	58,140,062	(155,879,249)	(195,123,118)	(182,453,155)
Other miscellaneous supplies and services	(123,414,114)	(71,676,459)	(52,964,961)	(60,998,907)	(44,909,833)	(41,241,377)	2,310,986	1,185,552	(17,619,890)	(182,102,035)	(115,400,740)	(111,826,228)
CONTRIBUTION MARGIN	730,959,081	764,667,215	662,921,239	270,950,810	273,431,467	273,999,263	6,281,470	6,048,557	(19,876,921)	1,008,191,361	1,044,147,239	917,043,581
Other work performed by the entity and capitalized	7,226,484	9,758,304	15,250,811	6,630,130	6,338,547	5,753,242	532,373	1	—	14,388,987	16,096,852	21,004,053
Employee benefits expense	(54,222,470)	(60,350,072)	(70,969,357)	(38,449,551)	(35,557,457)	(32,454,962)	(28,831,756)	(28,190,899)	(33,130,402)	(121,503,777)	(124,098,428)	(136,554,721)
Other expenses	(102,821,020)	(119,303,215)	(90,327,960)	(61,942,592)	(52,077,948)	(62,182,651)	2,939,538	612,026	26,653,214	(161,824,074)	(170,769,137)	(125,857,397)
GROSS OPERATING INCOME	581,142,075	594,772,232	516,874,733	177,188,797	192,134,609	185,114,892	(19,078,375)	(21,530,315)	(26,354,109)	739,252,497	765,376,526	675,635,516
Depreciation and amortization expense	(117,337,553)	(132,600,381)	(124,835,559)	(36,685,324)	(30,399,304)	(29,082,449)	1,338,771	1,339,075	716,346	(152,684,106)	(161,660,610)	(153,201,662)
Impairment losses (reversal of impairment losses) recognized in profit or loss	55,494	(30,785,531)	9,793,653	(7,993,311)	(5,141,179)	(6,738,750)	—	—	—	(7,937,817)	(35,926,710)	3,054,903
OPERATING INCOME	463,860,016	431,386,320	401,832,827	132,510,162	156,594,126	149,293,693	(17,739,604)	(20,191,240)	(25,637,763)	578,630,574	567,789,206	525,488,757
FINANCIAL RESULT	(36,610,248)	(35,678,632)	(114,252,182)	6,411,837	8,579,316	12,294,531	7,783,757	6,616,146	4,088,867	(22,414,654)	(20,483,170)	(97,868,784)
Financial income	5,273,672	6,150,751	234,822	12,894,635	14,289,185	13,308,032	3,494,381	2,665,965	1,727,315	21,662,688	23,105,901	15,270,169
Cash and cash equivalents	3,077,708	2,150,797	152,518	1,975,564	1,680,365	634,961	3,323,751	—	1,778,538	8,377,023	3,831,162	2,566,017
Other financial income	2,195,964	3,999,954	82,304	10,919,071	12,608,820	12,673,071	170,630	2,665,965	(51,223)	13,285,665	19,274,739	12,704,152
Financial costs	(50,851,829)	(55,701,778)	(64,206,719)	(7,094,366)	(6,488,659)	(1,801,829)	4,435,313	3,991,055	(692,150)	(53,510,882)	(58,199,382)	(66,700,698)
Bank borrowings	(261)	(2,033,835)	(129,350)	(12,299)	(476)	(1,659)	(25)	—	(494)	(12,585)	(2,034,311)	(131,503)
Secured and unsecured obligations	(42,708,253)	(44,268,489)	(51,697,708)	—	—	—	—	—	—	(42,708,253)	(44,268,489)	(51,697,708)
Other	(8,143,315)	(9,399,454)	(12,379,661)	(7,082,067)	(6,488,183)	(1,800,170)	4,435,338	3,991,055	(691,656)	(10,790,044)	(11,896,582)	(14,871,487)
Profit (loss) from indexed assets and liabilities	145,608	606,075	3,600,187	761,262	974,891	973,087	9,796	50,874	265,803	916,666	1,631,840	4,839,077
Foreign currency exchange differences	8,822,301	13,266,320	(53,880,472)	(149,694)	(196,101)	(184,759)	(155,733)	(91,748)	2,787,899	8,516,874	12,978,471	(51,277,332)
Positive	19,563,838	48,546,664	26,738,738	58,288	609,359	(235,571)	134,942	65,643	3,930,935	19,757,068	49,221,666	30,434,102
Negative	(10,741,537)	(35,280,344)	(80,619,210)	(207,982)	(805,460)	50,812	(290,675)	(157,391)	(1,143,036)	(11,240,194)	(36,243,195)	(81,711,434)
Share of profit of associates accounted for using the equity method	(2,696,904)	7,878,201	8,905,045	—	1,818	5,248	—	(1,819)	(5,248)	(2,696,904)	7,878,200	8,905,045
Other gains (losses)	113,088,869	121,490,974	4,015,401	157,458	(831)	14,660,351	(5,131)	(81)	1,379,993	113,241,196	121,490,062	20,055,745
Gain (loss) from other investments	105,462,769	121,457,430	4,309,205	4,026	(831)	—	(5,131)	(81)	(346)	105,461,664	121,456,518	4,308,859
Gain (loss) from the sale of property, plant and equipment	7,626,100	33,544	(293,804)	153,432	—	14,660,351	—	—	1,380,339	7,779,532	33,544	15,746,886
Income before tax	537,641,733	525,076,863	300,501,091	139,079,457	165,174,429	176,253,823	(9,960,978)	(13,576,994)	(20,174,151)	666,760,212	676,674,298	456,580,763
Income tax	(112,099,519)	(83,216,935)	(76,655,819)	(34,030,322)	(32,589,362)	(36,956,051)	2,787,540	4,403,115	3,999,271	(143,342,301)	(111,403,182)	(109,612,599)
Net income from continuing operations	425,542,214	441,859,928	223,845,272	105,049,135	132,585,067	139,297,772	(7,173,438)	(9,173,879)	(16,174,880)	523,417,911	565,271,116	346,968,164
Net income from discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—
NET INCOME	425,542,214	441,859,928	223,845,272	105,049,135	132,585,067	139,297,772	(7,173,438)	(9,173,879)	(16,174,880)	523,417,911	565,271,116	346,968,164
Net income attributable to:	425,542,214	441,859,928	223,845,272	105,049,135	132,585,067	139,297,772	(7,173,438)	(9,173,879)	(16,174,880)	523,417,911	565,271,116	346,968,164
Shareholders of Enel Chile	—	—	—	—	—	—	—	—	—	349,382,642	384,159,865	251,838,410
Non-controlling interests	—	—	—	—	—	—	—	—	—	174,035,269	181,111,251	95,129,754

Line of Business	Generation			Distribution			Holdings, eliminations and others			Total
	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015
STATEMENT OF CASH FLOWS	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash flows from (used in) operating activities	488,157,362	490,177,558	428,211,622	170,628,958	148,354,968	194,756,025	(23,182,620)	(23,847,670)	(46,436,120)	635,613,720	614,684,856	576,531,527
Cash flows from (used in) investing activities	(91,867,647)	(34,631,759)	(255,251,615)	(74,464,531)	(55,007,620)	(82,947,418)	19,886,401	26,150,787	41,457,686	(146,465,777)	(63,488,592)	(296,741,347)
Cash flows from (used in) financing activities	(301,835,211)	(374,835,378)	(175,094,207)	(76,923,085)	(88,519,047)	(98,304,569)	61,162,775	17,487,453	(43,674)	(317,595,521)	(445,866,972)	(273,442,450)